Summary of Material Accounting Policies (Policies)	6 Months Ended
Sep. 30, 2025
Text Block1 [Abstract]
Basis of Preparation
Basis of Preparation
The interim consolidated financial statements, including selected explanatory notes, of the Group have been prepared in accordance with IAS 34 “Interim Financial Reporting” as issued by the International Accounting Standards Board (“IASB”). The interim consolidated financial statements should be read in conjunction with the Group’s consolidated financial statements for the fiscal year ended March 31, 2025, which have been prepared in accordance with International Financial Reporting Standards as issued by the IASB, which the Group refers to as “IFRS.”

Material Accounting Policies
Material Accounting Policies
The material accounting policies adopted in the preparation of the interim consolidated financial statements are consistent with those followed in the preparation of the Group’s consolidated financial statements for the fiscal year ended March 31, 2025.
For the six months ended September 30, 2025, a number of amendments to standards have become effective; however, they have not resulted in any material impact on the Group’s interim consolidated financial statements.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
The Group is currently assessing the impact of the following standards, amendments to standards, and interpretations that are not yet effective and have not been early adopted:
Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (Amendments to IFRS 10 and IAS 28)
In September 2014, the IASB issued narrow-scope amendments to IFRS 10 “Consolidated Financial Statements” and IAS 28 “Investments in Associates and Joint Ventures” to address an acknowledged inconsistency between the requirements in IFRS 10 and those in IAS 28, in dealing with the sale or contribution of assets between an investor and its associate or joint venture. The effective date of applying the amendments was January 1, 2016 when they were originally issued, however, in December 2015, the IASB issued
Effective Date of Amendments to IFRS 10 and IAS 28
to remove the effective date and indicated that a new effective date will be determined at a future date when it has finalized revisions, if any, that result from its research project on equity accounting. The Group is currently evaluating the potential impact that the adoption of the amendments will have on its consolidated financial statements.

Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)
Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)
In May 2024, the IASB issued amendments to IFRS 9 “Financial Instruments” and IFRS 7 “Financial Instruments: Disclosures” to address diversity in accounting practice by making the requirements more understandable and consistent. The amendments clarify the classification of financial assets with environmental, social and corporate governance and similar features by clarifying how the contractual cash flows on such loans should be assessed. The amendments also clarify the date on which a financial asset or financial liability settled via electronic cash transfers is derecognized. In addition, the amendments require additional disclosure to enhance transparency for investors regarding investments in equity instruments designated at fair value through other comprehensive income and financial instruments with contingent features, such as features tied to
ESG-linked
targets. The amendments are effective for annual periods beginning on or after January 1, 2026 and are not expected to have a material impact on the Group’s consolidated financial statements.
Annual Improvements to IFRS Accounting Standards – Volume 11
In July 2024, the IASB issued Annual Improvements to IFRS Accounting Standards – Volume 11, which includes amendments to IFRS 1 “First-time Adoption of International Financial Reporting Standards,” IFRS 7 and its accompanying “Guidance on Implementing IFRS 7,” IFRS 9, IFRS 10 and IAS 7 “Statement of Cash Flows.” These amendments include clarifications, simplifications, corrections and changes aimed at improving the consistency of these standards. The amendments are effective for annual periods beginning on or after January 1, 2026 and are not expected to have a material impact on the Group’s consolidated financial statements.
Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9 and IFRS 7)
In December 2024, the IASB issued amendments to IFRS 9 and IFRS 7 to help entities better report the financial effects of nature-dependent electricity contracts, which are often structured as power purchase agreements. The amendments include clarifying the application of the own-use
requirements, permitting hedge accounting if these contracts are used as hedging instruments, and adding new disclosure requirements to enable investors to understand the effect of these contracts on an entity’s financial performance and cash flows. The amendments are effective for annual periods beginning on or after January 1, 2026 and are not expected to have a material impact on the Group’s consolidated financial statements.
IFRS 18 “Presentation and Disclosure in Financial Statements”
In April 2024, the IASB issued IFRS 18 “Presentation and Disclosure in Financial Statements” replacing IAS 1 “Presentation of Financial Statements,” to improve the usefulness of information presented and disclosed in financial statements. IFRS 18 introduces three sets of new requirements. The standard defines categories for income and expenses, such as operating, investing and financing, and requires entities to provide new defined subtotals, including operating profit. IFRS 18 also requires entities that define entity-specific measures that are related to the income statement to disclose explanations of those measures, referred to as management-defined performance measures. In addition, it sets out enhanced guidance on how to organize information and whether to provide it in the primary financial statements or in the notes and requires entities to provide more transparency about operating expenses. These new requirements are to improve entities’ reporting of financial performance and give investors a better basis for analyzing and comparing entities. The standard carries forward many requirements from IAS 1 unchanged. The standard is effective for annual periods beginning on or after January 1, 2027. The Group is currently evaluating the potential impact that the adoption of the standard will have on its consolidated financial statements.
Translation to a Hyperinflationary Presentation Currency (Amendments to IAS 21)
In November 2025, the IASB issued amendments to IAS 21 “The Effects of Changes in Foreign Exchange Rates” to clarify how entities should translate financial statements from a non-hyperinflationary currency into a hyperinflationary one. The narrow-scope amendments are expected to reduce diversity in practice and provide a clearer basis for reporting in a hyperinflationary currency. The amendments are effective for annual periods beginning on or after January 1, 2027. The Group is currently evaluating the potential impact that the adoption of the standard will have on its consolidated financial statements.